Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Components of the gain (loss) reclassified from accumulated other comprehensive loss
Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net, Total	$ (6.2)	$ (13.4)
Foreign exchange contracts [Member]
Components of the gain (loss) reclassified from accumulated other comprehensive loss
Components of the loss reclassified from accumulated other comprehensive loss	0.9	(4.0)
Commodity contracts [Member]
Components of the gain (loss) reclassified from accumulated other comprehensive loss
Components of the loss reclassified from accumulated other comprehensive loss	(2.9)	(4.6)
Interest Rate Contract [Member]
Components of the gain (loss) reclassified from accumulated other comprehensive loss
Components of loss reclassified to interest expense	$ (4.2)	$ (4.8)